Lord Abbett

                                     Equity
                                  Fund

                   SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998

                               [GRAPHIC OMITTED]

                                                  An insured investment designed
                                                  to help you capture capital
                                                  growth over the long term

                                    [LOGO](R)

Report to Shareholders
For the Six Months Ended November 30, 1998

[PHOTO OMITTED]

/s/ Robert S. Dow

-----------------
ROBERT S. DOW
CHAIRMAN

December 15, 1998

"...we will continue emphasizing interest-sensitive stocks, such as utilities and financial companies, and consumer non-durable holdings, such as drug and food companies."

Lord Abbett Equity Fund completed the first half of its fiscal year on November 30, 1998. The Fund's net asset value was $26.67 per share versus $24.63 per share one year ago. The Fund's total return -- its percent change in net asset value with all distributions reinvested -- for the period was 18.59%.

On December 23, 1998, the Board of Trustees of Lord Abbett Equity Fund declared a dividend of $0.25 per share, a short-term capital gains distribution of $0.27 per share and a long-term capital gains distribution of $1.90 per share. These distributions were reinvested on December 28, 1998, on behalf of shareholders of record on December 28, 1998. As described in the prospectus, all such distributions are reinvested in additional shares of the Fund (unless otherwise instructed), and then a "reverse split" is effected, thus retaining the same number of shares outstanding and the same total value of the shares that existed prior to the payment of the distributions. This enables shareholders to see the Fund's performance on a per-share basis. The Fund encourages shareholders to reinvest all distributions because it maintains the amount of insurance on your original investment.

U.S. stocks were subject to significant volatility throughout the first half of the Fund's fiscal year. The market experienced sizeable downdrafts during the summer months with a subsequent recovery from late September through November. Much of the volatility was due to investors' growing reluctance to bear risk in light of economic and political uncertainties in Japan, the Pacific Rim, Russia, and the emerging markets. A slowing of U.S. economic growth generated concern regarding shortfalls in corporate earnings, putting further pressure on stock prices. We used this as an opportunity to add to the portfolio's technology holdings. Over the period, the performance of the Fund was affected as investors concentrated their purchases in large-capitalization growth stocks rather than value-type equities. During the autumn months, a series of rate cuts initiated by the U.S. Federal Reserve Board helped to ease investor concern. As a more optimistic view of global economies emerged, stocks rallied with most sectors participating in the upswing.

We anticipate that, with low levels of inflation and interest rates, and with Federal Reserve rate cuts, the high valuation in the U.S. equity market can continue. However, the slowing of the U.S. economy will likely impact corporate earnings and employment growth. Given this scenario, we expect that market volatility will persist as some sectors generate good earnings and others fare poorly. With this in mind, we will continue emphasizing interest-sensitive stocks, such as utilities and financial companies, and consumer non-durable holdings, such as drug and food companies.

Thank you for your continued confidence in Lord Abbett Equity Fund. We look forward to helping you achieve your financial goals in the years to come.

Fund Facts

A Reminder of Your Guarantee:

Participate in the stock market's potential rewards without risking the loss of your original investment in the initial offering, if held until May 31, 2000, with all dividends and distributions reinvested

Lord Abbett Equity Fund: The Insured Investment That Does Not Sacrifice Capital Growth Potential(1)

While investments in both Lord Abbett Equity Fund and a Certificate of Deposit ("CD") are insured, Fund shareholders participate in the growth potential of equities. During the period shown below, Lord Abbett Equity Fund provided impressive total returns relative to the CD.

Comparison Of Change In Value Of A $10,000 Investment In Lord Abbett Equity Fund(2) And Six-Month CDs(3)

                             [PLOT POINTS TO COME]

It is important to remember that the interest rate on a CD, unlike the Fund, is fixed and this rate and the principal, if held until maturity, are guaranteed. The Federal Deposit Insurance Corporation (FDIC) insures CDs up to $100,000. The guarantee applicable to shares of the Fund is issued by Financial Security Assurance Inc., a private company, rated Aaa by Moody's and AAA by Standard & Poor's.

SEC-Required Average Annual Rates of Total Return at the Maximum Sales Charge of 5.5% for the Periods Ended 12/31/98 Were:

Life of Fund (inception: 6/1/90)              1 Year                 5 Years
--------------------------------------------------------------------------------
   +12.50%                                    +3.20%                 +13.03%

Unless otherwise stated, the results quoted above represent past performance based on the maximum sales charge of 5.5% and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed on a day other than May 31, 2000, may be worth more or less than their original cost.

The Fund is well positioned to benefit from a slowing economic environment

The Fund Offers The Growth Potential Of Stocks With The Security Of Insurance

At 11/30/98, Lord Abbett Equity Fund was invested in a diversified portfolio of 53 equity securities.

Lord Abbett Equity Fund's Top Five Equity Holdings                    Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
Mobil Corp.                                                             3.44%
--------------------------------------------------------------------------------
International Business Machines Corp.                                   3.16%
--------------------------------------------------------------------------------
Sun Microsystems Inc.                                                   2.66%
--------------------------------------------------------------------------------
Emerson Electric Co.                                                    2.49%
--------------------------------------------------------------------------------
The Coastal Corporation                                                 2.23%
--------------------------------------------------------------------------------
Total                                                                  13.98%
--------------------------------------------------------------------------------
Data as of 11/30/98

(1) The Fund's insurance policy guarantees unconditionally and irrevocably that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided all dividends and distributions attributable to that share are reinvested.

(2) Data reflects the deduction of the maximum sales charge of 5.5%.

(3) CDs start at 5/31/90. Source: Lipper Analytical Services, Inc.

A Note About Year 2000 Matters

As you probably know, the Fund depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Fund.

Lord Abbett, Lord Abbett Distributor LLC, the Fund's transfer agent, the Fund's custodian and other providers of services critical to the Fund all have advised the Fund that they have been actively working on changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Fund and its financial statements.

Statement of Net Assets

November 30, 1998

                      Investments                         Shares    Market Value
================================================================================
Investments in Securities 96.11%
================================================================================
Common Stocks 79.69%
================================================================================
Apparel 1.41%         VF Corp.                            18,000     $   883,125
---------------------------------------------------------------------===========
Automobiles .89%      General Motors Corp.                 8,000         560,000
---------------------------------------------------------------------===========
Banks: Money Center
1.42%                 Chase Manhattan Corp.               14,000         888,125
---------------------------------------------------------------------===========
Banks: Regional       Banc One Corp.                      19,440         997,515
7.01%                 BankAmerica Corp.                   11,316         737,662
                      First Union Corp.                   18,000       1,093,500
                      Mellon Bank Corp.                   10,000         629,375
                      Wells Fargo Co.                     26,000         936,000
                      Total                                            4,394,052
---------------------------------------------------------------------===========
Brokers .89%          Morgan Stanley,
                      Dean Witter, Discover & Co.          8,000         558,000
---------------------------------------------------------------------===========
Chemicals 3.27%       Air Products &
                      Chemicals Inc.                      23,000         876,875
                      DuPont DeNemours,
                      E.I. & Co.                          20,000       1,175,000
                      Total                                            2,051,875
---------------------------------------------------------------------===========
Computer:             Hewlett-Packard Co.                 12,000         753,000
Hardware 7.02%        International Business
                      Machines Corp.                      12,000       1,980,000
                      Sun Microsystems Inc.               22,500       1,666,406
                      Total                                            4,399,406
---------------------------------------------------------------------===========
Computer:
Peripherals .71%      Seagate Technology Inc.             15,000         442,500
---------------------------------------------------------------------===========
Data
Processing .63%       First Data Corp.                    15,000         400,313
---------------------------------------------------------------------===========
Drugs/Health Care     American Home
Products 5.08%        Products Corp.                      25,000       1,331,250
                      Bristol-Myers Squibb
                      Company                             10,000       1,225,625
                      Pharmacia & Upjohn Inc.             12,000         624,750
                      Total                                            3,181,625
---------------------------------------------------------------------===========
Electric Power        Baltimore Gas & Electric Co.        20,000         613,750
3.58%                 Carolina Power & Light Co.          14,000         649,250
                      SCANA Corp.                         30,000         978,750
                      Total                                            2,241,750
---------------------------------------------------------------------===========
Electrical Equipment
2.49%                 Emerson Electric Co.                24,000       1,560,000
---------------------------------------------------------------------===========
Electronics:
Semiconductors
1.72%                 Intel Corp.                         10,000      11,076,250
---------------------------------------------------------------------===========
Financial:
Miscellaneous 1.39%   Fed National Mortgage               12,000         873,000
---------------------------------------------------------------------===========
Food 4.18%            Best Foods                          22,000       1,278,750
                      Heinz H.J. Co.                      23,000       1,341,188
                      Total                                            2,619,938
---------------------------------------------------------------------===========
Health-Care Products
1.27%                 Baxter International Inc.           12,500         794,531
---------------------------------------------------------------------===========
Health-Care Services
1.26%                 Humana Inc.                         40,000         792,500
---------------------------------------------------------------------===========
Household Products    Fort James Corp.                    14,000         547,750
2.72%                 Kimberly Clark Corp.                22,000       1,157,750
                      Total                                            1,705,500
---------------------------------------------------------------------===========
Insurance: Life       American General
1.57%                 Corporation                         14,000         986,125
---------------------------------------------------------------------===========
Insurance: Property   Allstate Corp.                      18,000         733,500
& Casualty 4.01%      Chubb Corp.                         14,000         980,875
                      Reliastar Financial Corp.           17,000         799,000
                      Total                                            2,513,375
---------------------------------------------------------------------===========
Machinery:
Diversified 1.17%     Deere & Co.                         21,000         733,688
---------------------------------------------------------------------===========
Manufacturing:
Diversified 1.75%     Allied-Signal Inc.                  25,000       1,100,000
---------------------------------------------------------------------===========
Media 1.05%           CBS Inc.                            22,000         655,875
---------------------------------------------------------------------===========
Miscellaneous 1.36%   Fortune Brands Inc.                 25,000         851,563
---------------------------------------------------------------------===========
Natural Gas:          Columbia Energy Group               15,000         851,250
Distribution 2.97%    Nicor Inc.                          24,000       1,009,500
                      Total                                            1,860,750
---------------------------------------------------------------------===========
Natural Gas:
Diversified 2.23%     The Coastal Corporation             40,000       1,395,000
---------------------------------------------------------------------===========
Office Equipment/
Supplies 1.71%        Xerox Corp.                         10,000       1,075,000
---------------------------------------------------------------------===========
Oil: International
Integrated 3.44%      Mobil Corp.                         25,000       2,154,687
---------------------------------------------------------------------===========
Photographic 1.68%    Eastman Kodak Co.                   14,500       1,052,155
---------------------------------------------------------------------===========

Statement of Net Assets

November 30, 1998

                      Investments                         Shares    Market Value
================================================================================
Telephone:            AT&T Corp.                          16,500     $ 1,028,156
Long Distance 3.52%   MCI Worldcom Inc.                   20,000       1,180,000
                      Total                                            2,208,156
---------------------------------------------------------------------===========
Telephone:            Bell Atlantic Corp.                 10,000         556,250
Regional 2.80%        SBC Communication Inc.              25,000       1,198,438
                      Total                                            1,754,688
---------------------------------------------------------------------===========
Tobacco 1.78%         Philip Morris Inc.                  20,000       1,118,750
---------------------------------------------------------------------===========
Waste Management
1.71%                 Waste Management Inc.               25,000       1,071,875
---------------------------------------------------------------------===========
                      Total Investments in
                      Common Stocks
                      (Cost $37,593,114)                             $49,954,177
================================================================================

                                                       Principal
                    Investments                           Amount    Market Value
================================================================================
U.S. Government Obligations 16.42%
================================================================================
                    U.S. Treasury Bonds
                    Zero Coupon due 5/15/2000
                    (Cost $9,893,125)                   $11,000M     $10,293,594
================================================================================
                    Total Investments in
                    Securities
                    (Cost $47,486,239)                                60,247,771
================================================================================
Other Assets, Less Liabilities 3.89%
================================================================================
Short-term          Federal Home Loan
Investments         Bank Discount Note
                    5.22% due 12/1/1998                   2,400M       2,399,656
================================================================================
Cash and Receivables,
Net of Liabilities                                                        36,420
---------------------------------------------------------------------===========
                    Total Other Assets,
                    Less Liabilities                                   2,436,076
================================================================================
Net Assets 100.00%  (equivalent to $26.67 a share
                    on 2,350,279 shares of
                    beneficial interest outstanding)                 $62,683,847
================================================================================

                   *See Notes to Financial Statements.

Statement of Operations

Investment Income                    For the Six Months Ended November 30, 1998
================================================================================
Income        Dividends                                  $   484,120
              Interest                                       457,269
              Total income                                              941,389
              -----------------------------------------------------------------
Expenses      Management fee                                 202,391
              12b-1 distribution plan                         77,692
              Insurance                                       61,025
              Shareholder servicing                           52,617
              Professional                                    17,665
              Reports to shareholders                         10,089
              Other                                            1,501
              Total expenses                                            422,980
              -----------------------------------------------------------------
              Net investment income                                     518,409
              -----------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===============================================================================
Realized gain (loss) from investment transactions
              Proceeds from sales                         16,888,052
              Cost of investments sold                    18,189,850
              Net realized gain (loss)                    (1,301,798)
              -----------------------------------------------------------------
Unrealized appreciation of investments                       676,386
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 (625,412)
-------------------------------------------------------------------------------
Net decrease in Net Assets Resulting from Operations                  ($107,003)
===============================================================================

              See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                              Six Months Ended      Year Ended
                                                                                  November 30,         May 31,
Increase (Decrease) in Net Assets                                                         1998            1998
==============================================================================================================
Operations    Net investment income                                               $    518,409    $  1,118,772
              Net realized gain (loss) from securities transactions                 (1,301,798)      8,390,313
              Net unrealized appreciation (depreciation) of investments                676,386       1,336,041
              Net increase (decrease) in net assets from operations                   (107,003)     10,845,126
              ------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                 --         (88,224)
--------------------------------------------------------------------------------------------------------------
Distribution to shareholders from:
              Net investment income                                                         --      (1,300,651)
              Net realized gain from investment transactions                                --      (7,216,887)
              Total distribution                                                            --      (8,517,538)
--------------------------------------------------------------------------------------------------------------
Share transactions:
              Net asset value of 0 and 400,701 shares issued to shareholders in reinvestment of net investment income and net realized gain from
              investment transactions, respectively                                         --       8,517,538
              Cost of 147,672 and 219,434 shares reacquired, respectively           (3,793,308)     (5,426,624)
              Reverse share split of 0 and 400,701 shares, respectively                     --              --
              Increase (decrease) in net assets derived from capital share transactions (net decrease in shares of 147,672 and
              219,434, respectively)                                                (3,793,308)      3,090,914
              ------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                   (3,900,311)      5,330,278
--------------------------------------------------------------------------------------------------------------
Net Assets:
              Beginning of period                                                   66,584,158      61,253,880
              ------------------------------------------------------------------------------------------------
              End of period (including undistributed net investment income of
              $1,043,657 and $1,018,151, respectively)                            $ 62,683,847    $ 66,584,158
              ================================================================================================

              See Notes to Financial Statements.


Financial Highlights

                                                        Six Months
                                                             Ended                                       Year Ended May 31,
                                                      November 30,       --------------------------------------------------
Per Share Operating Performance:                              1998          1998       1997       1996       1995      1994
===========================================================================================================================
Net asset value, beginning of period                       $ 26.66       $ 22.54    $ 19.05    $ 16.40    $ 14.04   $ 13.26
      ---------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                    .21           .43        .54        .47        .36       .31
      Net realized and unrealized gain on investments         (.20)         3.69       2.95       2.18       2.00       .47
      Total from investment operations                         .01          4.12       3.49       2.65       2.36       .78
      ---------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                      --          (.50)      (.47)      (.22)      (.34)     (.28)
      Distributions from capital gains                          --         (2.78)     (2.18)     (1.61)     (1.25)    (1.18)
      Total distributions                                       --         (3.28)     (2.65)     (1.83)     (1.59)    (1.46)
      Reverse share split                                       --          3.28       2.65       1.83       1.59      1.46
      ---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 26.67       $ 26.66    $ 22.54    $ 19.05    $ 16.40   $ 14.04
---------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                               0.04%(b)     18.59%     18.32%     16.16%     16.81%     5.88%
===========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of period (000)                      $62,684       $66,584    $61,254    $57,351    $54,717   $53,014
      ---------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                               .69%(b)      1.36%      1.45%      1.50%      1.80%     1.80%
      Expenses, excluding waiver                               .69%(b)      1.36%      1.45%      1.50%      1.81%     1.96%
      Net investment income                                    .84%(b)      1.71%      2.66%      2.63%      2.48%     2.19%
      Portfolio turnover rate                                21.57%        43.10%     51.68%     66.48%     35.12%    50.77%
      =====================================================================================================================

  (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (b) Not annualized.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Equity Fund (the "Company") was organized as a Massachusetts business trust on January 19, 1990 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies of the Company: (a) Security valuation is determined as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and ask prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and ask prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required. (c) Investment transactions are accounted for on the date that the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. (d) Effective June 1, 1998, the Company discontinued the accounting practice of equalization. Undistributed net investment income of $147,120, representing accumulated equalization at May 31, 1998, was transferred to paid-in-capital. Such reclassification had no effect on net assets, results of operations, or net asset value per share. (e) It is the policy of the Company to accrue discounts on U.S. Treasury Bond Strips to maturity. The constant yield method is used. (f) Reverse Share Splits: The Trustees may authorize reverse share splits immediately after, and of a size so as to exactly offset, the payment of dividends and distributions. After taking into account the reverse share split, a shareholder reinvesting dividends and distributions will hold exactly the same number of shares as owned prior to the distribution and reverse share split. A shareholder electing to receive dividends and distributions in cash will have fewer shares than previously owned.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee paid is based on average daily net assets at the rate of .65% per annum. Certain of the Company's officers and trustees have an interest in Lord Abbett. The Company adopted a Rule 12b-1 Plan which provides for the payment of .25% of the average daily net asset value of shares of the Company.

3. Paid-In-Capital

At November 30, 1998, paid-in-capital aggregated $45,124,202.

4. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations and short-term securities) aggregated $12,872,957 and $16,888,052, respectively. As of November 30, 1998, net unrealized appreciation for federal income tax purposes aggregated $12,761,532 of which $13,496,607 related to appreciated securities and $735,075 related to depreciated securities. The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

5. Distributions

Distributions from net investment income and net realized gains from investment transactions are declared annually. Accumulated undistributed net realized gain at November 30, 1998 for financial reporting purposes, aggregated $3,754,456. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

The Trustees of the Company declared the following reverse share splits:

                                               Declaration
                                                      Date                  Rate
--------------------------------------------------------------------------------
                                                  12/28/93            .896600567
                                                  12/28/94            .889583333
                                                  12/27/95            .900489396
                                                  12/27/96            .872289157
                                                  12/23/97            .866286180
                                                  12/23/98            .911290323
--------------------------------------------------------------------------------

6. Insurance

The Company has entered into an agreement with Financial Security Assurance Inc. ("Financial Security"), pursuant to which Financial Security has guaranteed unconditionally and irrevocably to the Company that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided that all dividends and distributions attributable to that share are reinvested. Insurance expense includes an annual premium equal to .50% of the total amount guaranteed.

7. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund.

Copyright (C) 1999 by Lord Abbett Equity Fund, 767 Fifth Avenue, New York, NY 10153-0203

This publication is intended for the general information of shareholders of Lord Abbett Equity Fund only. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

      Investing in the
Lord Abbett
                                 Family of Funds

------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                                            INCOME
------------------------------------------------------------------------------------------------------------------

Aggressive    Growth Funds     Growth &          Balanced   Income Funds          Tax-Free         Money
Growth Fund                    Income Funds      Fund                             Income Funds     Market Fund

Developing    Alpha Series     Affiliated Fund   Balanced   Bond-Debenture        o National       U.S. Government
Growth Fund                                      Series     Fund                                   Securities
              Global Fund-     Growth &                                           o California     Money Market
              Equity Series    Income Series                Global Fund-                           Fund**+
                                                            Income Series         o Connecticut
              Growth           Research Fund-
              Opportunities    Large-Cap                    High Yield Fund       o Florida
              Fund             Series
                                                            Limited Duration      o Georgia
              International                                 U.S. Government
              Series                                        Securities Series**   o Hawaii

              Mid-Cap                                       U.S. Government       o Michigan
              Value Fund                                    Securities Series**
                                                                                  o Minnesota
              Research Fund-                                World Bond-
              Small-Cap                                     Debenture Series      o Missouri
              Series*
                                                                                  o New Jersey

                                                                                  o New York

                                                                                  o Pennsylvania

                                                                                  o Texas

                                                                                  o Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Equity Fund.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 32 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your invest-ment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature Only: 800-874-3733

24-Hour Automated Shareholder Service Line: 800-865-7582

Visit Our Web Site: http://www.lordabbett.com

*     The Lord Abbett Research Fund-Small-Cap Series is closed to new investors.

** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.

--------------------------------------------------------------------------------

[LOGO](R) LORD, ABBETT & CO.
          Investment Management

A Tradition of Performance Through Disciplined Investing


Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------         LAEF-3-1198
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (1/99)